iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited)
June 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .0%
AeroVironment, Inc.
(a)
...................... 85,041 $ 14,037,718
Boeing Co. (The)
(a)
........................ 596,955 129,222,849
BWX Technologies, Inc. .................... 10,628 2,068,740
Curtiss-Wright Corp. ....................... 39,940 30,264,934
General Dynamics Corp. .................... 570,060 201,938,054
Hexcel Corp. ............................ 137,886 13,796,873
Honeywell Aerospace, Inc.
(a)
................. 706,838 156,267,745
Huntington Ingalls Industries, Inc. .............. 87,429 24,470,503
Kratos Defense & Security Solutions, Inc.
(a)
....... 384,672 19,179,746
L3Harris Technologies, Inc. .................. 414,402 120,421,077
Leonardo DRS, Inc. ....................... 168,681 7,197,618
Loar Holdings, Inc.
(a) (b)
...................... 98,336 7,926,865
Northrop Grumman Corp. ................... 297,596 151,568,619
RTX Corp. ............................. 3,004,879 570,115,693
StandardAero, Inc.
(a)
....................... 509,481 15,238,577
Textron, Inc. ............................ 386,268 35,432,364
TransDigm Group, Inc. ..................... 61,919 82,478,585
1,581,626,560
a
Air Freight & Logistics  —  0 .5%
CH Robinson Worldwide, Inc. ................ 20,332 3,829,329
Expeditors International of Washington, Inc. ....... 295,692 48,191,882
FedEx Corp. ............................ 487,732 152,723,521
GXO Logistics, Inc.
(a)
...................... 254,823 12,919,526
United Parcel Service, Inc. , Class B ............ 1,663,702 178,847,965
396,512,223
a
Automobile Components  —  0 .1%
Aptiv PLC
(a)
............................. 472,401 28,995,973
BorgWarner, Inc. ......................... 453,586 30,118,110
Gentex Corp. ........................... 475,014 12,003,604
Lear Corp. ............................. 112,679 15,105,747
QuantumScape Corp. , Class A
(a) (b)
............. 1,115,450 8,432,802
94,656,236
a
Automobiles  —  0 .4%
Ford Motor Co. .......................... 8,706,692 121,023,019
General Motors Co. ....................... 2,008,558 154,819,650
Rivian Automotive, Inc. , Class A
(a) (b)
............. 1,613,779 27,999,066
Thor Industries, Inc. ....................... 112,208 8,433,553
312,275,288
a
Banks  —  6 .5%
Bank of America Corp. ..................... 13,729,431 782,302,978
Bank OZK ............................. 227,902 11,871,415
BOK Financial Corp. ....................... 42,092 5,845,737
Central BanCo, Inc. , Class A
(b)
................ 42,018 1,276,507
Citigroup, Inc. ........................... 3,206,898 448,837,444
Citizens Financial Group, Inc. ................ 939,546 65,833,988
Columbia Banking System, Inc. ............... 643,448 20,622,508
Commerce Bancshares, Inc. ................. 302,166 17,450,087
Cullen/Frost Bankers, Inc. ................... 131,748 20,357,701
East West Bancorp, Inc. .................... 303,487 39,177,137
Fifth Third Bancorp ....................... 2,014,308 113,546,542
First Citizens BancShares, Inc. , Class A .......... 17,884 37,212,848
First Hawaiian, Inc. ....................... 269,908 7,908,304
First Horizon Corp. ........................ 1,056,955 27,100,326
FNB Corp. ............................. 783,636 14,951,775
Huntington Bancshares, Inc. ................. 4,482,244 79,470,186
JPMorgan Chase & Co. .................... 5,956,410 1,949,711,685
KeyCorp ............................... 2,067,178 47,648,453
M&T Bank Corp. ......................... 326,537 77,719,071
Pinnacle Financial Partners, Inc. ............... 310,954 31,369,040
Security Shares Value
a
Banks (continued)
PNC Financial Services Group, Inc. (The) ........ 894,584 $ 220,264,473
Popular, Inc. ............................ 131,358 21,566,357
Prosperity Bancshares, Inc. .................. 256,430 18,727,083
Regions Financial Corp. .................... 1,897,714 57,310,963
SOUTHSTATE BANK CORP. ................. 216,424 21,620,758
TFS Financial Corp. ....................... 116,539 2,065,071
Truist Financial Corp. ...................... 2,776,789 138,339,628
U.S. Bancorp ........................... 3,466,909 209,401,304
Webster Financial Corp. .................... 359,878 27,501,877
Wells Fargo & Co. ........................ 6,824,219 563,953,458
Western Alliance Bancorp ................... 193,158 15,877,588
Wintrust Financial Corp. .................... 148,106 23,803,596
Zions Bancorp NA ........................ 320,297 22,161,349
5,142,807,237
a
Beverages  —  1 .6%
Brown-Forman Corp. , Class A ................ 95,791 2,620,842
Brown-Forman Corp. , Class B , NVS ............ 300,329 8,003,768
Coca-Cola Co. (The) ...................... 7,664,163 622,866,527
Coca-Cola Consolidated, Inc. ................. 111,504 21,288,344
Constellation Brands, Inc. , Class A ............. 308,144 42,859,749
Keurig Dr Pepper, Inc. ..................... 2,885,024 94,426,835
Molson Coors Beverage Co. , Class B ........... 341,752 13,314,658
Monster Beverage Corp.
(a)
................... 848,101 81,519,468
PepsiCo, Inc. ........................... 2,680,983 363,005,098
Primo Brands Corp. , Class A ................. 544,712 13,312,761
1,263,218,050
a
Biotechnology  —  2 .7%
AbbVie, Inc. ............................ 3,629,417 913,306,494
Amgen, Inc. ............................ 351,829 127,404,318
Arrowhead Pharmaceuticals, Inc.
(a)
............. 111,767 9,110,128
Ascendis Pharma A.S.
(a) (b)
................... 6,146 1,639,261
Biogen, Inc.
(a)
........................... 327,792 70,822,740
BioMarin Pharmaceutical, Inc.
(a)
............... 427,947 24,487,127
Bridgebio Pharma, Inc.
(a)
.................... 20,850 1,552,908
Exelixis, Inc.
(a)
........................... 414,396 22,547,286
Gilead Sciences, Inc. ...................... 2,767,490 349,644,687
Incyte Corp.
(a) (b)
.......................... 369,868 41,928,236
Ionis Pharmaceuticals, Inc.
(a) (b)
................ 20,593 1,632,819
Moderna, Inc.
(a) (b)
......................... 808,496 56,618,975
Neurocrine Biosciences, Inc.
(a)
................ 30,817 5,193,743
Regeneron Pharmaceuticals, Inc. .............. 225,154 140,392,525
Roivant Sciences Ltd.
(a)
..................... 1,090,830 38,604,474
United Therapeutics Corp.
(a)
.................. 92,422 50,077,012
Vertex Pharmaceuticals, Inc.
(a)
................ 566,386 281,340,918
Viking Therapeutics, Inc.
(a) (b)
.................. 235,431 9,184,163
2,145,487,814
a
Broadline Retail  —  6 .1%
Amazon.com, Inc.
(a)
....................... 19,803,830 4,720,044,842
Dillard's, Inc. , Class A
(b)
..................... 7,059 3,730,117
eBay, Inc. .............................. 773,041 86,387,332
Etsy, Inc.
(a)
............................. 102,057 7,687,954
Macy's, Inc. ............................ 587,999 13,847,376
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
.......... 135,283 10,400,557
4,842,098,178
a
Building Products  —  0 .7%
A O Smith Corp. ......................... 249,385 15,641,427
Advanced Drainage Systems, Inc. ............. 160,654 25,216,252
Allegion PLC ............................ 189,907 26,680,034
Armstrong World Industries, Inc. ............... 69,895 11,212,556
Builders FirstSource, Inc.
(a) (b)
................. 231,071 20,676,233
Carlisle Companies, Inc. .................... 79,782 28,940,920

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Building Products (continued)
Carrier Global Corp. ....................... 1,739,524 $ 127,594,085
Fortune Brands Innovations, Inc. .............. 258,765 14,206,199
Hayward Holdings, Inc.
(a)
.................... 464,522 8,040,876
Johnson Controls International PLC ............ 1,276,337 186,485,599
Lennox International, Inc. ................... 49,237 28,210,339
Louisiana-Pacific Corp. ..................... 141,554 11,134,638
Masco Corp. ............................ 447,169 36,386,142
Owens Corning .......................... 175,986 27,974,735
Simpson Manufacturing Co., Inc. .............. 91,829 19,224,401
Trex Co., Inc.
(a)
.......................... 230,073 11,512,853
599,137,289
a
Capital Markets  —  5 .0%
Affiliated Managers Group, Inc. ............... 56,972 19,279,325
Ameriprise Financial, Inc. ................... 184,269 84,535,246
Bank of New York Mellon Corp. (The) ........... 1,433,029 207,230,324
BlackRock, Inc.
(c)
......................... 340,160 327,084,250
Blackstone, Inc. .......................... 348,239 40,977,283
Blue Owl Capital, Inc. , Class A ................ 1,469,300 12,856,375
Brookfield Asset Management Ltd. , Class A ....... 56,059 2,514,246
Bullish
(a) (b)
.............................. 43,398 1,016,815
Carlyle Group, Inc. (The) .................... 592,297 24,941,627
Cboe Global Markets, Inc. ................... 233,184 56,586,761
Charles Schwab Corp. (The) ................. 3,368,043 310,769,328
CME Group, Inc. , Class A ................... 804,941 177,755,121
Coinbase Global, Inc. , Class A
(a)
............... 490,365 71,686,459
Evercore, Inc. , Class A ..................... 81,600 27,861,504
FactSet Research Systems, Inc.
(b)
............. 80,806 18,591,844
Franklin Resources, Inc. .................... 598,324 19,906,239
Freedom Holding Corp. N.V.
(a) (b)
............... 21 2,740
Galaxy Digital, Inc. , Class A
(a)
................. 417,096 11,403,405
Goldman Sachs Group, Inc. (The) ............. 642,391 649,694,986
Hamilton Lane, Inc. , Class A ................. 87,827 6,923,402
Houlihan Lokey, Inc. , Class A ................. 121,671 16,319,731
Interactive Brokers Group, Inc. , Class A .......... 582,008 50,657,976
Intercontinental Exchange, Inc. ............... 1,251,930 154,125,102
Invesco Ltd. ............................ 803,228 21,197,187
Jefferies Financial Group, Inc. ................ 338,394 16,912,932
KKR & Co., Inc. .......................... 1,192,884 109,482,894
Lazard, Inc. , Class A ....................... 164,077 6,881,389
LPL Financial Holdings, Inc. .................. 115,071 32,413,199
MarketAxess Holdings, Inc. .................. 77,799 8,829,409
Moody's Corp. ........................... 180,029 81,538,735
Morgan Stanley .......................... 2,496,676 521,905,151
Morningstar, Inc. ......................... 40,590 6,332,852
MSCI, Inc. , Class A ....................... 148,409 83,114,976
Nasdaq, Inc. ............................ 997,664 78,635,876
Northern Trust Corp. ....................... 387,412 67,347,702
Raymond James Financial, Inc. ............... 392,822 59,720,729
Robinhood Markets, Inc. , Class A
(a) (b)
............ 294,847 29,567,257
S&P Global, Inc. ......................... 658,578 268,212,476
SEI Investments Co. ....................... 227,036 19,913,328
State Street Corp. ........................ 595,645 101,021,392
Stifel Financial Corp. ...................... 332,725 23,214,223
T Rowe Price Group, Inc. ................... 470,126 53,448,625
TPG, Inc. , Class A ........................ 323,890 13,133,740
Tradeweb Markets, Inc. , Class A ............... 240,260 23,944,312
Virtu Financial, Inc. , Class A .................. 184,480 10,989,474
XP, Inc. , Class A ......................... 876,340 14,249,288
3,944,727,235
a
Chemicals  —  1 .9%
Air Products and Chemicals, Inc. .............. 487,880 143,036,658
Albemarle Corp. ......................... 263,112 35,528,013
Axalta Coating Systems Ltd.
(a)
................ 476,478 16,305,077
Security Shares Value
a
Chemicals (continued)
Celanese Corp. , Class A .................... 249,518 $ 11,477,828
CF Industries Holdings, Inc. .................. 342,023 37,027,410
Corteva, Inc. ............................ 1,497,116 126,790,754
Dow, Inc. .............................. 1,599,755 43,769,297
DuPont de Nemours, Inc. ................... 304,970 41,366,131
Eastman Chemical Co. ..................... 253,344 16,968,981
Ecolab, Inc. ............................ 552,522 153,938,155
Element Solutions, Inc. ..................... 509,439 24,325,712
International Flavors & Fragrances, Inc. .......... 570,811 45,219,647
Linde PLC ............................. 1,027,227 533,069,179
LyondellBasell Industries N.V. , Class A .......... 571,288 30,078,313
Mosaic Co. (The) ......................... 708,958 15,022,820
NewMarket Corp. ......................... 13,720 10,855,813
Olin Corp. .............................. 253,475 5,023,875
PPG Industries, Inc. ....................... 495,911 60,149,045
RPM International, Inc. ..................... 279,441 31,059,867
Scotts Miracle-Gro Co. (The) ................. 99,115 6,750,723
Sherwin-Williams Co. (The) .................. 379,899 130,806,824
Westlake Corp. .......................... 73,527 5,367,471
1,523,937,593
a
Commercial Services & Supplies  —  0 .6%
Clean Harbors, Inc.
(a)
...................... 92,024 27,492,170
Copart, Inc.
(a)
........................... 1,960,563 55,268,271
GFL Environmental, Inc.
(b)
................... 580,434 21,354,167
MSA Safety, Inc. ......................... 81,182 14,172,754
RB Global, Inc.
(b)
......................... 415,021 48,329,195
Republic Services, Inc. , Class A ............... 443,011 94,396,784
Tetra Tech, Inc. .......................... 580,192 16,761,747
Veralto Corp. ............................ 547,897 48,587,506
Waste Management, Inc. .................... 605,931 135,049,901
461,412,495
a
Communications Equipment  —  1 .5%
Cisco Systems, Inc. ....................... 8,801,450 1,033,818,317
F5, Inc.
(a)
.............................. 126,250 52,514,950
Motorola Solutions, Inc. .................... 229,136 95,157,889
1,181,491,156
a
Construction & Engineering  —  0 .1%
AECOM ............................... 287,683 20,080,273
API Group Corp.
(a) (b)
....................... 845,002 35,785,835
Dycom Industries, Inc.
(a) (b)
................... 39,855 20,150,290
Everus Construction Group, Inc.
(a)
.............. 15,663 2,599,275
Primoris Services Corp. .................... 113,494 11,249,525
Valmont Industries, Inc. ..................... 42,259 24,408,798
WillScot Holdings Corp. .................... 394,141 11,374,909
125,648,905
a
Construction Materials  —  0 .4%
CRH PLC .............................. 1,489,254 159,350,178
Eagle Materials, Inc. ....................... 69,495 15,636,375
James Hardie Industries PLC
(a) (b)
.............. 333,120 8,721,082
Martin Marietta Materials, Inc. ................ 132,896 76,641,123
Vulcan Materials Co. ...................... 288,541 85,122,480
345,471,238
a
Consumer Finance  —  0 .9%
Ally Financial, Inc. ........................ 554,835 25,494,668
American Express Co. ..................... 838,391 283,585,756
Capital One Financial Corp. .................. 1,388,783 278,617,645
Credit Acceptance Corp.
(a) (b)
.................. 7,338 4,672,398
Figure Technology Solutions, Inc. , Class A
(a) (b)
...... 169,646 5,209,829
OneMain Holdings, Inc. , Class A ............... 257,583 15,704,836
SLM Corp. ............................. 384,412 9,971,647
SoFi Technologies, Inc.
(a) (b)
.................. 2,484,086 44,539,662

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Consumer Finance (continued)
Synchrony Financial ....................... 749,684 $ 57,013,468
724,809,909
a
Consumer Staples Distribution & Retail  —  2 .6%
Albertsons Companies, Inc. , Class A ............ 740,379 10,017,328
BJ's Wholesale Club Holdings, Inc.
(a) (b)
........... 286,757 25,010,946
Casey's General Stores, Inc. ................. 9,517 7,564,016
Costco Wholesale Corp. .................... 556,224 520,330,865
Dollar General Corp. ...................... 488,934 56,281,193
Dollar Tree, Inc.
(a) (b)
....................... 413,584 50,022,985
Kroger Co. (The) ......................... 1,244,100 69,084,873
Maplebear, Inc.
(a)
......................... 182,455 8,639,244
Performance Food Group Co.
(a)
............... 335,724 37,530,586
Sprouts Farmers Market, Inc.
(a)
................ 208,925 17,670,876
Sysco Corp. ............................ 560,369 46,835,641
Target Corp. ............................ 1,011,126 132,063,167
U.S. Foods Holding Corp.
(a)
.................. 489,431 50,044,320
Walmart, Inc. ............................ 8,938,677 1,012,394,557
2,043,490,597
a
Containers & Packaging  —  0 .4%
Amcor PLC ............................. 1,031,100 44,698,185
AptarGroup, Inc. ......................... 141,450 17,709,540
Avery Dennison Corp. ...................... 170,965 27,756,168
Ball Corp. .............................. 593,942 37,061,981
Crown Holdings, Inc. ...................... 246,527 27,566,649
Graphic Packaging Holding Co. ............... 651,737 6,888,860
International Paper Co. ..................... 1,171,187 44,622,225
Packaging Corp. of America ................. 192,648 45,904,165
Silgan Holdings, Inc. ....................... 197,473 9,160,772
Smurfit Westrock PLC ..................... 1,160,628 53,690,651
Sonoco Products Co. ...................... 218,639 12,320,308
327,379,504
a
Distributors  —  0 .1%
Genuine Parts Co. ........................ 306,650 36,178,567
LKQ Corp. ............................. 566,692 14,921,001
Pool Corp. ............................. 68,547 14,730,750
65,830,318
a
Diversified Consumer Services  —  0 .1%
ADT, Inc. .............................. 1,251,373 8,133,924
Bright Horizons Family Solutions, Inc.
(a)
.......... 116,965 8,290,479
Duolingo, Inc. , Class A
(a)
.................... 85,875 9,877,343
Grand Canyon Education, Inc.
(a) (b)
.............. 43,556 6,233,299
H&R Block, Inc. .......................... 239,064 9,103,557
Liberty Live Holdings, Inc. , Class A
(a)
............ 43,698 4,424,860
Liberty Live Holdings, Inc. , Class C , NVS
(a)
........ 107,644 11,371,512
Service Corp. International .................. 299,331 22,737,183
80,172,157
a
Diversified REITs  —  0 .0%
WP Carey, Inc. .......................... 493,312 35,271,808
a
Diversified Telecommunication Services  —  1 .2%
AST SpaceMobile, Inc. , Class A
(a) (b)
............. 35,170 3,125,206
AT&T, Inc. .............................. 15,091,604 312,396,203
Comcast Corp. , Class A .................... 7,897,314 193,879,059
Iridium Communications, Inc. ................. 143,323 7,861,266
Liberty Capital Corp. , Class C , NVS
(a)
........... 1,589 34,259
Liberty Global Ltd. , Class A
(a)
................. 376,493 4,280,725
Liberty Global Ltd. , Class C , NVS
(a) (b)
............ 287,939 3,167,329
Space Exploration Technologies Corp. , Class A
(a) (b)
.. 113,267 19,352,800
Verizon Communications, Inc. ................ 9,327,032 394,906,535
939,003,382
a
Security Shares Value
a
Electric Utilities  —  2 .6%
Alliant Energy Corp.
(b)
...................... 576,834 $ 44,006,666
American Electric Power Co., Inc. .............. 1,213,517 166,021,261
Constellation Energy Corp. .................. 666,773 165,606,410
Duke Energy Corp. ....................... 1,735,582 219,689,970
Edison International ....................... 846,771 63,042,101
Entergy Corp. ........................... 1,019,052 117,048,313
Evergy, Inc. ............................. 514,144 44,437,466
Eversource Energy ....................... 836,010 60,418,443
Exelon Corp. ............................ 2,282,225 106,397,329
FirstEnergy Corp. ........................ 1,222,829 58,133,291
IDACORP, Inc. .......................... 123,584 18,698,259
NextEra Energy, Inc. ...................... 4,650,577 408,181,143
OGE Energy Corp. ........................ 459,462 22,357,421
Oklo, Inc. , Class A
(a) (b)
...................... 313,698 16,415,816
PG&E Corp. ............................ 4,882,922 82,130,748
Pinnacle West Capital Corp. ................. 270,357 28,928,199
PPL Corp. ............................. 1,673,211 60,821,220
Southern Co. (The) ....................... 2,513,999 240,614,844
Xcel Energy, Inc. ......................... 1,390,625 111,667,187
2,034,616,087
a
Electrical Equipment  —  1 .1%
Acuity, Inc. ............................. 66,790 25,157,122
AMETEK, Inc. ........................... 509,493 123,266,737
Eaton Corp. PLC ......................... 731,872 311,865,297
Emerson Electric Co. ...................... 1,251,580 179,163,677
Generac Holdings, Inc.
(a)
.................... 129,193 37,829,002
Hubbell, Inc. , Class B ...................... 117,746 61,604,707
Nextpower, Inc. , Class A
(a) (b)
.................. 330,344 39,357,184
nVent Electric PLC ........................ 210,764 35,747,682
Regal Rexnord Corp. ...................... 146,943 35,000,353
Rockwell Automation, Inc. ................... 44,324 21,943,926
Sensata Technologies Holding PLC ............ 322,587 15,400,303
X-Energy, Inc. , Class A
(a)
.................... 94,059 1,726,923
888,062,913
a
Electronic Equipment, Instruments & Components  —  0 .8%
Advanced Energy Industries, Inc. .............. 4,446 1,657,780
Arrow Electronics, Inc.
(a)
.................... 113,566 24,236,120
Avnet, Inc. ............................. 181,078 16,083,348
CDW Corp. ............................. 285,140 40,102,089
Cognex Corp. ........................... 372,375 26,967,397
Coherent Corp.
(a)
......................... 312,446 123,250,574
Flex Ltd.
(a)
.............................. 815,757 132,209,737
Ingram Micro Holding Corp. .................. 98,123 2,691,514
IPG Photonics Corp.
(a) (b)
.................... 57,305 6,723,023
Keysight Technologies, Inc.
(a)
................. 163,071 57,086,265
Littelfuse, Inc. ........................... 55,450 25,248,048
Ralliant Corp. ........................... 249,941 18,403,156
Sanmina Corp.
(a)
......................... 76,647 19,397,823
TD SYNNEX Corp. ........................ 170,867 45,679,584
Teledyne Technologies, Inc.
(a)
................. 102,379 68,276,555
TTM Technologies, Inc.
(a)
.................... 31,290 5,851,856
Vontier Corp.
(b)
.......................... 312,815 9,071,635
Zebra Technologies Corp. , Class A
(a) (b)
........... 107,039 28,179,087
651,115,591
a
Energy Equipment & Services  —  0 .5%
Baker Hughes Co. , Class A .................. 2,211,657 122,746,964
Halliburton Co. .......................... 1,852,383 62,888,403
NOV, Inc. .............................. 797,057 14,785,407
SLB Ltd. ............................... 3,330,703 154,844,382
TechnipFMC PLC ........................ 529,755 35,122,757

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Energy Equipment & Services (continued)
Weatherford International PLC ................ 157,516 $ 12,837,554
403,225,467
a
Entertainment  —  0 .9%
Electronic Arts, Inc. ....................... 481,097 98,644,129
Liberty Media Corp.-Liberty Formula One , Series A
(a)
. 52,692 4,612,658
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 484,918 46,135,098
Madison Square Garden Sports Corp.
(a)
.......... 16,588 6,665,722
Roku, Inc. , Class A
(a)
...................... 16,574 2,289,532
TKO Group Holdings, Inc. , Class A ............. 85,035 17,118,396
Walt Disney Co. (The) ..................... 3,952,317 380,410,511
Warner Bros Discovery, Inc.
(a) (b)
............... 5,359,386 142,881,231
698,757,277
a
Financial Services  —  3 .4%
Apollo Global Management, Inc. ............... 935,076 110,628,842
Berkshire Hathaway, Inc. , Class B
(a)
............ 4,148,551 2,075,893,435
Block, Inc. , Class A
(a)
...................... 1,159,044 88,087,344
Chime Financial, Inc. , Class A
(a)
............... 549,979 11,263,570
Corebridge Financial, Inc. ................... 549,434 15,730,295
Corpay, Inc.
(a)
........................... 89,676 29,886,320
Equitable Holdings, Inc. .................... 278,651 12,227,206
Euronet Worldwide, Inc.
(a)
................... 78,729 5,762,175
Fidelity National Information Services, Inc. ........ 1,154,997 44,906,283
Fiserv, Inc.
(a)
............................ 1,183,698 58,060,387
Global Payments, Inc. ..................... 513,461 37,256,730
Jack Henry & Associates, Inc. ................ 160,494 22,106,444
MGIC Investment Corp. .................... 463,494 13,070,531
PayPal Holdings, Inc. ...................... 1,993,803 86,092,414
Rocket Companies, Inc. , Class A
(a)
............. 2,162,323 34,056,587
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 77,753 3,781,906
UWM Holdings Corp. ...................... 586,584 1,343,277
Voya Financial, Inc. ....................... 205,869 18,637,321
Western Union Co. (The) ................... 480,772 3,701,944
WEX, Inc.
(a)
............................. 71,032 10,021,905
2,682,514,916
a
Food Products  —  0 .8%
Archer-Daniels-Midland Co. .................. 1,067,347 81,545,311
Bunge Global SA ......................... 294,081 31,387,265
Campbell's Company (The) .................. 442,574 9,856,123
Conagra Brands, Inc. ...................... 1,060,076 14,268,623
Darling Ingredients, Inc.
(a)
................... 349,409 19,084,720
Freshpet, Inc.
(a)
.......................... 107,990 6,384,369
General Mills, Inc. ........................ 1,190,235 41,420,178
Hershey Co. (The) ........................ 291,011 51,057,880
Hormel Foods Corp. ....................... 646,720 16,051,590
Ingredion, Inc. ........................... 139,666 13,227,767
J M Smucker Co. (The) ..................... 233,248 26,240,400
JBS N.V. , Class A ........................ 727,998 8,626,776
Kraft Heinz Co. (The) ...................... 1,908,821 45,086,352
Lamb Weston Holdings, Inc. ................. 294,417 12,712,926
McCormick & Co., Inc. , NVS ................. 568,218 28,649,551
Mondelez International, Inc. , Class A ............ 2,859,843 165,413,319
Pilgrim's Pride Corp. ....................... 90,081 2,532,177
Post Holdings, Inc.
(a)
....................... 90,672 8,002,711
Seaboard Corp. .......................... 506 2,258,951
Smithfield Foods, Inc. ...................... 102,493 2,486,480
Tyson Foods, Inc. , Class A .................. 614,503 35,180,297
621,473,766
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 366,696 63,170,720
MDU Resources Group, Inc. ................. 455,827 9,668,091
Security Shares Value
a
Gas Utilities (continued)
National Fuel Gas Co. ..................... 209,848 $
16,202,364
UGI Corp. .............................. 479,545 16,563,484
105,604,659
a
Ground Transportation  —  1 .6%
Avis Budget Group, Inc.
(a) (b)
.................. 26,901 3,976,775
CSX Corp. ............................. 4,136,869 196,625,384
Fedex Freight Holding Co., Inc.
(a)
.............. 244,345 36,896,095
JB Hunt Transport Services, Inc. .............. 166,954 48,321,496
Knight-Swift Transportation Holdings, Inc. , Class A .. 352,850 27,476,429
Landstar System, Inc. ...................... 50,834 10,512,980
Lyft, Inc. , Class A
(a) (b)
....................... 725,644 10,601,659
Norfolk Southern Corp. ..................... 501,111 157,644,509
Old Dominion Freight Line, Inc. ............... 330,268 71,536,049
Ryder System, Inc. ........................ 83,753 22,091,529
Saia, Inc.
(a)
............................. 59,542 25,076,709
Schneider National, Inc. , Class B .............. 110,984 4,054,245
Uber Technologies, Inc.
(a) (b)
.................. 3,933,957 283,874,337
U-Haul Holding Co. , NVS ................... 214,061 12,351,320
U-Haul Holding Co.
(a) (b)
..................... 12,623 826,049
Union Pacific Corp. ....................... 1,232,620 335,272,640
1,247,138,205
a
Health Care Equipment & Supplies  —  2 .0%
Abbott Laboratories ....................... 3,860,259 350,279,902
Align Technology, Inc.
(a)
..................... 149,318 25,183,974
Baxter International, Inc.
(b)
................... 1,146,737 24,448,433
Becton Dickinson & Co. .................... 632,928 95,780,994
Boston Scientific Corp.
(a)
.................... 3,303,163 140,978,997
Cooper Companies, Inc. (The)
(a) (b)
.............. 433,885 31,113,893
Edwards Lifesciences Corp.
(a)
................ 1,269,600 114,848,016
Envista Holdings Corp.
(a)
.................... 361,390 9,522,627
GE HealthCare Technologies, Inc. ............. 1,010,055 64,653,621
Globus Medical, Inc. , Class A
(a) (b)
.............. 250,194 19,767,828
IDEXX Laboratories, Inc.
(a)
................... 28,200 14,845,608
Medline, Inc. , Class A
(a) (b)
.................... 1,001,325 39,492,258
Medtronic PLC .......................... 2,857,390 223,533,620
ResMed, Inc. ........................... 323,055 62,956,958
Solventum Corp.
(a)
........................ 329,748 25,440,058
STERIS PLC ............................ 218,506 46,010,808
Stryker Corp. ........................... 770,388 242,548,958
Teleflex, Inc. ............................ 98,532 12,489,916
Zimmer Biomet Holdings, Inc. ................ 432,157 37,204,396
1,581,100,865
a
Health Care Providers & Services  —  2 .7%
Cardinal Health, Inc. ....................... 282,282 67,058,912
Centene Corp.
(a)
......................... 1,008,865 64,759,044
Chemed Corp. ........................... 29,046 13,527,884
Cigna Group (The) ........................ 581,666 160,353,683
CVS Health Corp. ........................ 2,859,091 295,772,964
DaVita, Inc.
(a)
............................ 68,079 15,146,216
Elevance Health, Inc. ...................... 483,627 187,033,070
Encompass Health Corp. ................... 219,604 22,197,572
Ensign Group, Inc. (The) .................... 126,097 20,213,349
Guardant Health, Inc.
(a)
..................... 31,789 4,769,304
HCA Healthcare, Inc. ...................... 332,688 129,711,724
Henry Schein, Inc.
(a)
....................... 220,052 18,378,743
Humana, Inc. ........................... 267,444 106,234,106
Labcorp Holdings, Inc. ..................... 183,115 51,272,200
McKesson Corp. ......................... 17,149 12,957,784
Molina Healthcare, Inc.
(a)
.................... 114,890 26,275,343
Quest Diagnostics, Inc. ..................... 245,319 51,995,362
Tenet Healthcare Corp.
(a)
.................... 190,630 35,663,060
UnitedHealth Group, Inc. .................... 2,011,552 836,061,358

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Health Care Providers & Services (continued)
Universal Health Services, Inc. , Class B ......... 113,620 $ 16,894,158
2,136,275,836
a
Health Care REITs  —  0 .7%
Alexandria Real Estate Equities, Inc. ............ 383,179 20,251,010
American Healthcare REIT, Inc. ............... 426,023 22,217,099
Healthcare Realty Trust, Inc. , Class A ........... 747,405 15,075,159
Healthpeak Properties, Inc. .................. 1,536,342 32,877,719
Janus Living, Inc. , Class A ................... 103,392 2,971,486
Medical Properties Trust, Inc. ................. 1,110,614 5,131,037
Omega Healthcare Investors, Inc. .............. 659,793 31,458,930
Ventas, Inc. ............................ 1,078,417 95,763,430
Welltower, Inc. ........................... 1,575,066 357,492,730
583,238,600
a
Health Care Technology  —  0 .1%
Doximity, Inc. , Class A
(a)
.................... 290,440 6,023,726
Veeva Systems, Inc. , Class A
(a)
............... 331,584 58,846,212
64,869,938
a
Hotel & Resort REITs  —  0 .0%
Host Hotels & Resorts, Inc. .................. 1,514,937 35,919,156
a
Hotels, Restaurants & Leisure  —  1 .3%
Aramark ............................... 584,609 33,264,252
Boyd Gaming Corp. ....................... 113,889 10,059,815
Caesars Entertainment, Inc.
(a)
................ 450,653 13,600,708
Carnival Corp. Ltd. ........................ 2,838,640 81,099,945
Churchill Downs, Inc. ...................... 123,843 11,101,287
Domino's Pizza, Inc. ....................... 63,079 18,673,907
Flutter Entertainment PLC , Class DI
(a) (b)
.......... 316,102 32,296,141
Hyatt Hotels Corp. , Class A
(b)
................. 5,436 1,053,714
Marriott International, Inc. , Class A ............. 123,137 45,633,341
McDonald's Corp. ........................ 1,582,046 427,642,854
MGM Resorts International
(a)
................. 415,156 19,848,608
Norwegian Cruise Line Holdings Ltd.
(a) (b)
......... 1,019,372 21,518,943
Restaurant Brands International, Inc. ............ 317,431 23,016,922
Royal Caribbean Cruises Ltd. ................ 243,083 77,186,145
Starbucks Corp. .......................... 1,144,827 116,989,871
Texas Roadhouse, Inc. , Class A ............... 99,847 19,293,436
Travel + Leisure Co. ....................... 93,691 7,160,803
Vail Resorts, Inc. ......................... 14,645 1,993,917
Wyndham Hotels & Resorts, Inc. .............. 15,013 1,264,245
Wynn Resorts Ltd. ........................ 25,509 2,476,669
Yum! Brands, Inc. ........................ 431,012 68,901,578
1,034,077,101
a
Household Durables  —  0 .5%
DR Horton, Inc. .......................... 559,552 91,139,830
Garmin Ltd. ............................. 365,665 86,860,064
Lennar Corp. , Class A ...................... 456,315 41,291,944
Lennar Corp. , Class B ..................... 20,043 1,778,015
Mohawk Industries, Inc.
(a)
................... 111,732 13,556,444
NVR, Inc.
(a)
............................. 3,507 23,894,594
PulteGroup, Inc. ......................... 420,332 57,673,754
SharkNinja, Inc.
(a) (b)
....................... 159,153 24,234,227
Somnigroup International, Inc. ................ 379,096 29,721,126
Toll Brothers, Inc. ......................... 208,853 34,408,532
TopBuild Corp.
(a)
......................... 66,379 23,533,347
Whirlpool Corp.
(b)
......................... 140,101 5,522,781
433,614,658
a
Household Products  —  1 .2%
Church & Dwight Co., Inc. ................... 526,165 50,974,865
Clorox Co. (The) ......................... 268,832 25,657,326
Colgate-Palmolive Co. ..................... 1,008,003 92,413,715
Security Shares Value
a
Household Products (continued)
Kimberly-Clark Corp. ...................... 497,947 $ 54,659,642
Procter & Gamble Co. (The) ................. 5,194,791 761,764,152
Reynolds Consumer Products, Inc. ............. 121,562 3,263,940
988,733,640
a
Independent Power and Renewable Electricity Producers  —  0 .1%
AES Corp. (The) ......................... 1,586,072 23,251,816
Brookfield Renewable Corp. ................. 302,333 11,222,601
Clearway Energy, Inc. , Class C ............... 268,623 9,181,534
Talen Energy Corp.
(a)
...................... 30,215 11,610,416
55,266,367
a
Industrial Conglomerates  —  0 .4%
3M Co. ................................ 1,001,052 162,080,330
Honeywell International, Inc. ................. 706,838 158,261,028
320,341,358
a
Industrial REITs  —  0 .5%
Americold Realty Trust, Inc. .................. 637,474 10,021,091
EastGroup Properties, Inc. .................. 119,047 24,110,589
First Industrial Realty Trust, Inc. ............... 294,315 18,044,453
Lineage, Inc. ............................ 154,941 6,701,198
Prologis, Inc. ............................ 2,076,215 281,264,846
Rexford Industrial Realty, Inc. ................ 502,853 16,845,576
STAG Industrial, Inc. ...................... 427,073 16,254,398
373,242,151
a
Insurance  —  3 .3%
Aflac, Inc. .............................. 1,014,267 118,922,806
Allstate Corp. (The) ....................... 571,412 135,961,771
American Financial Group, Inc. ............... 147,902 20,697,406
American International Group, Inc. ............. 1,186,012 88,393,474
Aon PLC , Class A ........................ 463,603 153,772,479
Arch Capital Group Ltd.
(a)
................... 775,984 75,317,007
Arthur J Gallagher & Co. .................... 567,949 130,384,052
Assurant, Inc. ........................... 110,216 29,596,302
Assured Guaranty Ltd. ..................... 93,247 7,474,680
Axis Capital Holdings Ltd. ................... 163,071 17,520,348
Brighthouse Financial, Inc.
(a)
................. 126,719 8,021,313
Brown & Brown, Inc. ....................... 653,857 41,944,927
Chubb Ltd. ............................. 783,852 267,089,730
Cincinnati Financial Corp. ................... 338,438 62,658,411
CNA Financial Corp. ....................... 44,524 2,164,312
Everest Group Ltd. ........................ 88,274 31,534,121
Fidelity National Financial, Inc. ................ 564,286 26,611,728
First American Financial Corp. ................ 217,655 14,928,956
Globe Life, Inc. .......................... 172,866 30,887,697
Hanover Insurance Group, Inc. (The) ........... 77,551 16,605,220
Hartford Insurance Group, Inc. (The) ............ 609,082 80,715,547
Kinsale Capital Group, Inc.
(b)
................. 48,740 16,074,939
Lincoln National Corp. ..................... 378,370 13,375,380
Loews Corp. ............................ 373,189 42,248,727
Markel Group, Inc.
(a) (b)
...................... 27,585 53,873,781
Marsh & McLennan Companies, Inc. ............ 1,074,372 179,065,581
MetLife, Inc. ............................ 1,203,352 101,815,613
Old Republic International Corp. ............... 503,022 20,583,660
Primerica, Inc. ........................... 69,864 19,855,349
Principal Financial Group, Inc. ................ 477,712 51,487,799
Progressive Corp. (The) .................... 1,301,330 284,275,539
Prudential Financial, Inc. .................... 774,290 83,569,120
Reinsurance Group of America, Inc. ............ 146,113 31,070,929
RenaissanceRe Holdings Ltd.
(b)
............... 92,594 29,343,039
RLI Corp. .............................. 182,681 10,790,967
Ryan Specialty Holdings, Inc. , Class A ........... 211,128 7,972,193
Travelers Companies, Inc. (The) ............... 472,298 155,915,016

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Insurance (continued)
Unum Group ............................ 353,544 $ 31,606,834
W R Berkley Corp. ........................ 506,391 35,715,757
White Mountains Insurance Group Ltd.
(b)
......... 5,378 11,150,691
Willis Towers Watson PLC ................... 209,655 54,797,527
2,595,790,728
a
Interactive Media & Services  —  0 .7%
Match Group, Inc. ........................ 518,524 19,729,838
Meta Platforms, Inc. , Class A ................. 890,482 501,599,606
People, Inc.
(a)
........................... 141,617 6,537,041
Pinterest, Inc. , Class A
(a)
.................... 1,092,996 22,985,706
550,852,191
a
IT Services  —  1 .3%
Accenture PLC , Class A .................... 1,367,243 170,139,719
Akamai Technologies, Inc.
(a) (b)
................. 321,702 38,028,393
Amdocs Ltd. ............................ 235,945 11,924,660
Applied Digital Corp.
(a)
..................... 568,543 21,206,654
Cognizant Technology Solutions Corp. , Class A ..... 1,058,991 41,014,721
EPAM Systems, Inc.
(a) (b)
.................... 113,615 9,015,350
International Business Machines Corp. .......... 2,095,904 589,389,164
Kyndryl Holdings, Inc.
(a) (b)
................... 469,018 5,304,594
MongoDB, Inc. , Class A
(a)
................... 15,554 5,224,589
Okta, Inc. , Class A
(a)
....................... 376,122 51,321,847
Twilio, Inc. , Class A
(a)
...................... 279,866 57,744,752
VeriSign, Inc. ........................... 182,085 45,805,303
1,046,119,746
a
Leisure Products  —  0 .1%
Brunswick Corp. ......................... 144,212 12,148,419
Hasbro, Inc. ............................ 235,524 19,451,927
Mattel, Inc.
(a)
............................ 643,920 8,937,610
YETI Holdings, Inc.
(a)
...................... 168,045 8,328,310
48,866,266
a
Life Sciences Tools & Services  —  1 .6%
Agilent Technologies, Inc. ................... 628,603 83,497,336
Avantor, Inc.
(a) (b)
.......................... 1,470,950 14,562,405
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
.......... 40,506 11,892,967
Bio-Techne Corp.
(b)
........................ 349,015 24,657,910
Bruker Corp. ............................ 247,508 14,895,031
Charles River Laboratories International, Inc.
(a)
..... 109,437 24,819,217
Danaher Corp. .......................... 1,407,716 268,141,744
Illumina, Inc.
(a)
........................... 337,737 59,384,297
IQVIA Holdings, Inc.
(a) (b)
..................... 370,170 71,524,247
Mettler-Toledo International, Inc.
(a)
............. 44,915 57,379,362
QIAGEN N.V. ........................... 459,405 17,962,735
Repligen Corp.
(a) (b)
........................ 118,032 16,104,286
Revvity, Inc.
(b)
........................... 249,182 27,723,989
Sotera Health Co.
(a)
....................... 623,272 11,063,078
Thermo Fisher Scientific, Inc. ................. 828,238 415,245,404
Waters Corp.
(a) (b)
......................... 218,718 82,027,999
West Pharmaceutical Services, Inc. ............ 155,366 55,776,394
1,256,658,401
a
Machinery  —  2 .6%
AGCO Corp. ............................ 133,503 15,980,309
Allison Transmission Holdings, Inc. ............. 157,675 17,776,280
Chart Industries, Inc.
(a)
..................... 106,454 22,242,499
CNH Industrial N.V. ....................... 1,943,522 21,825,752
Crane Co. .............................. 110,478 24,644,327
Cummins, Inc. ........................... 168,176 119,944,805
Deere & Co. ............................ 549,975 348,865,642
Donaldson Co., Inc. ....................... 257,467 23,112,813
Dover Corp. ............................ 296,368 66,469,415
Esab Corp. ............................. 127,395 12,564,969
Security Shares Value
a
Machinery (continued)
Flowserve Corp. ......................... 284,189 $ 21,075,456
Fortive Corp. ............................ 679,289 41,497,765
Gates Industrial Corp. PLC
(a)
................. 557,691 15,598,617
Graco, Inc. ............................. 368,331 27,849,507
IDEX Corp. ............................. 165,240 37,501,218
Illinois Tool Works, Inc. ..................... 454,496 122,927,533
Ingersoll Rand, Inc. ....................... 870,544 71,375,903
ITT, Inc. ............................... 198,994 39,353,053
Lincoln Electric Holdings, Inc. ................ 90,838 24,118,397
Middleby Corp. (The)
(a)
..................... 96,722 16,637,151
Mueller Industries, Inc. ..................... 242,195 29,773,031
Nordson Corp. ........................... 117,739 35,520,679
Oshkosh Corp. .......................... 139,021 21,336,943
Otis Worldwide Corp. ...................... 854,177 61,159,073
PACCAR, Inc. ........................... 1,150,788 138,232,655
Parker-Hannifin Corp. ...................... 281,209 275,056,147
Pentair PLC ............................ 357,703 27,421,512
RBC Bearings, Inc.
(a)
...................... 57,304 36,907,214
Snap-on, Inc. ........................... 113,130 45,523,512
SPX Technologies, Inc.
(a) (b)
................... 107,512 26,358,717
Stanley Black & Decker, Inc. ................. 344,064 32,383,304
Timken Co. (The) ......................... 143,696 20,881,903
Toro Co. (The) ........................... 213,233 20,773,159
Watts Water Technologies, Inc. , Class A .......... 60,792 23,797,028
Westinghouse Air Brake Technologies Corp. ....... 375,665 101,279,284
Xylem, Inc. ............................. 527,447 62,349,510
2,050,115,082
a
Marine Transportation  —  0 .0%
Kirby Corp.
(a)
............................ 118,918 16,169,280
a
Media  —  0 .3%
Charter Communications, Inc. , Class A
(a) (b)
........ 174,677 24,840,816
EchoStar Corp. , Class A
(a) (b)
.................. 41,810 4,243,715
Fox Corp. , Class A , NVS .................... 443,202 23,117,416
Fox Corp. , Class B ........................ 307,277 14,392,855
Liberty Broadband Corp. , Series A
(a)
............ 35,244 1,172,921
Liberty Broadband Corp. , Series C , NVS
(a) (b)
....... 259,001 8,614,373
New York Times Co. (The) , Class A ............. 343,633 24,047,437
News Corp. , Class A , NVS .................. 827,055 20,535,776
News Corp. , Class B ...................... 271,918 7,630,019
Nexstar Media Group, Inc. , Class A ............. 63,590 11,356,538
NIQ Global Intelligence PLC
(a) (b)
............... 89,445 836,311
Omnicom Group, Inc. ...................... 631,899 46,021,204
Sirius XM Holdings, Inc. .................... 395,307 11,677,369
Trade Desk, Inc. (The) , Class A
(a)
.............. 661,809 11,965,507
Versant Media Group, Inc. ................... 315,248 11,352,080
221,804,337
a
Metals & Mining  —  1 .0%
Alcoa Corp. ............................. 587,485 30,631,468
Anglogold Ashanti PLC ..................... 107,628 8,706,029
Cleveland-Cliffs, Inc.
(a)
..................... 1,263,271 11,862,115
Coeur Mining, Inc. ........................ 2,293,072 37,422,935
Freeport-McMoRan, Inc. .................... 3,187,253 200,446,341
Hecla Mining Co. ......................... 1,335,374 20,604,821
MP Materials Corp.
(a) (b)
..................... 320,156 17,931,938
Newmont Corp. .......................... 2,377,626 222,070,268
Nucor Corp. ............................ 490,963 109,362,008
Reliance, Inc. ........................... 113,669 42,466,739
Royal Gold, Inc. .......................... 189,284 37,782,979
Southern Copper Corp. ..................... 158,332 27,590,934
Steel Dynamics, Inc. ....................... 274,976 63,095,993
829,974,568
a

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Mortgage REITs  —  0 .1%
AGNC Investment Corp. .................... 2,557,158 $ 27,873,022
Annaly Capital Management, Inc. .............. 1,637,754 36,620,180
Rithm Capital Corp. ....................... 1,241,103 11,653,957
Starwood Property Trust, Inc. ................. 780,290 12,781,150
88,928,309
a
Multi-Utilities  —  1 .1%
Ameren Corp. ........................... 617,007 69,746,471
CenterPoint Energy, Inc. .................... 1,454,577 64,059,571
CMS Energy Corp. ........................ 686,053 52,483,055
Consolidated Edison, Inc. ................... 820,587 90,781,540
Dominion Energy, Inc. ...................... 1,960,138 133,857,824
DTE Energy Co. ......................... 461,915 70,381,989
NiSource, Inc. ........................... 1,068,104 50,788,345
Public Service Enterprise Group, Inc. ........... 1,111,233 90,187,670
Sempra ............................... 1,456,494 135,031,559
WEC Energy Group, Inc. .................... 725,507 84,717,452
842,035,476
a
Office REITs  —  0 .1%
BXP, Inc. .............................. 353,548 23,443,768
Cousins Properties, Inc. .................... 364,057 10,914,429
Kilroy Realty Corp. ........................ 257,500 9,648,525
Vornado Realty Trust ...................... 390,877 15,361,466
59,368,188
a
Oil, Gas & Consumable Fuels  —  5 .0%
Antero Midstream Corp. .................... 736,518 16,755,784
Antero Resources Corp.
(a)
................... 662,373 23,275,787
APA Corp. ............................. 786,982 25,632,004
Cheniere Energy, Inc. ...................... 434,699 103,897,408
Chevron Corp. ........................... 4,133,049 685,094,202
Chord Energy Corp. ....................... 125,645 14,361,224
ConocoPhillips .......................... 2,716,734 282,431,667
Devon Energy Corp. ....................... 2,510,145 103,719,191
Diamondback Energy, Inc. ................... 427,526 75,150,520
DT Midstream, Inc. ........................ 225,338 33,066,098
EOG Resources, Inc. ...................... 1,192,848 154,748,171
EQT Corp. ............................. 1,341,779 71,342,389
Expand Energy Corp. ...................... 507,596 46,287,679
Exxon Mobil Corp. ........................ 9,270,930 1,267,521,550
HF Sinclair Corp. ......................... 345,415 24,058,155
Kinder Morgan, Inc. ....................... 4,331,868 138,489,820
Marathon Petroleum Corp. .................. 320,699 81,993,113
Matador Resources Co. .................... 234,702 11,683,466
Occidental Petroleum Corp. .................. 1,613,682 78,376,535
ONEOK, Inc. ............................ 1,404,102 122,072,628
Ovintiv, Inc. ............................. 626,363 32,978,012
Permian Resources Corp. , Class A ............. 1,547,129 28,482,645
Phillips 66 .............................. 838,403 141,732,027
Range Resources Corp. .................... 520,418 19,354,345
Valero Energy Corp. ....................... 579,827 151,010,144
Viper Energy, Inc. , Class A .................. 422,629 17,919,470
Williams Companies, Inc. (The) ............... 2,716,105 201,915,246
3,953,349,280
a
Passenger Airlines  —  0 .3%
Alaska Air Group, Inc.
(a) (b)
................... 210,415 10,983,663
Delta Air Lines, Inc. ....................... 1,369,367 128,254,913
Southwest Airlines Co. ..................... 934,795 48,067,159
United Airlines Holdings, Inc.
(a)
................ 676,782 92,035,584
279,341,319
a
Personal Care Products  —  0 .2%
elf Beauty, Inc.
(a) (b)
........................ 128,853 9,535,122
Estee Lauder Companies, Inc. (The) , Class A ...... 452,202 35,701,348
Security Shares Value
a
Personal Care Products (continued)
Kenvue, Inc. ............................ 4,218,667 $ 80,618,726
125,855,196
a
Pharmaceuticals  —  3 .5%
Bristol-Myers Squibb Co. .................... 4,549,270 262,128,937
Elanco Animal Health, Inc.
(a)
.................. 1,102,870 27,141,631
Jazz Pharmaceuticals PLC
(a)
................. 133,105 32,074,312
Johnson & Johnson ....................... 5,367,830 1,363,267,785
Merck & Co., Inc. ......................... 5,511,240 708,194,340
Organon & Co. .......................... 584,197 7,910,027
Pfizer, Inc. ............................. 12,684,403 305,440,424
Royalty Pharma PLC , Class A ................ 923,481 51,779,580
Viatris, Inc. ............................. 2,594,155 41,195,182
Zoetis, Inc. , Class A ....................... 199,878 14,363,233
2,813,495,451
a
Professional Services  —  0 .7%
Amentum Holdings, Inc.
(a)
................... 340,433 7,036,750
Automatic Data Processing, Inc. ............... 564,765 126,479,122
Booz Allen Hamilton Holding Corp. , Class A ....... 207,221 12,572,098
Broadridge Financial Solutions, Inc. ............ 257,387 35,249,150
CACI International, Inc. , Class A
(a) (b)
............ 48,780 22,597,823
Equifax, Inc. ............................ 260,740 41,384,653
ExlService Holdings, Inc.
(a)
.................. 279,434 7,226,163
FTI Consulting, Inc.
(a)
...................... 66,214 9,866,548
Genpact Ltd. ............................ 346,398 9,525,945
Jacobs Solutions, Inc. ...................... 260,883 32,871,258
KBR, Inc. .............................. 280,028 9,669,367
Leidos Holdings, Inc. ...................... 279,737 28,804,519
Parsons Corp.
(a)
.......................... 82,617 4,328,305
Paychex, Inc. ........................... 718,555 70,655,513
Paycom Software, Inc. ..................... 91,408 11,488,157
Paylocity Holding Corp.
(a)
................... 90,263 9,435,191
Robert Half, Inc. ......................... 220,150 6,758,605
Science Applications International Corp. ......... 95,695 10,565,685
SS&C Technologies Holdings, Inc. ............. 462,949 28,725,985
TransUnion ............................. 429,716 30,999,712
UL Solutions, Inc. , Class A ................... 111,944 11,402,616
Verisk Analytics, Inc. , Class A ................. 292,269 52,471,054
580,114,219
a
Real Estate Management & Development  —  0 .2%
CBRE Group, Inc. , Class A
(a)
................. 588,302 79,238,396
CoStar Group, Inc.
(a)
....................... 805,652 22,816,065
Howard Hughes Holdings, Inc.
(a) (b)
.............. 69,406 4,961,835
Jones Lang LaSalle, Inc.
(a)
................... 96,679 29,965,656
Zillow Group, Inc. , Class A
(a) (b)
................ 89,040 2,793,185
Zillow Group, Inc. , Class C , NVS
(a)
............. 360,956 11,377,333
151,152,470
a
Residential REITs  —  0 .5%
American Homes 4 Rent , Class A .............. 748,415 25,086,871
AvalonBay Communities, Inc. ................ 308,606 58,230,866
Camden Property Trust ..................... 219,908 25,177,267
Equity LifeStyle Properties, Inc. ............... 430,598 27,752,041
Equity Residential ........................ 828,680 56,292,232
Essex Property Trust, Inc. ................... 142,757 41,626,514
Invitation Homes, Inc. ...................... 1,322,538 39,953,873
Mid-America Apartment Communities, Inc. ........ 258,136 35,865,416
Sun Communities, Inc. ..................... 270,352 32,417,908
UDR, Inc. .............................. 723,830 28,895,294
371,298,282
a
Retail REITs  —  0 .3%
Agree Realty Corp. ....................... 263,865 19,985,135
Brixmor Property Group, Inc. ................. 680,272 21,448,976

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Retail REITs (continued)
Federal Realty Investment Trust ............... 191,135 $ 23,593,704
Kimco Realty Corp. ....................... 1,475,605 37,406,587
NNN REIT, Inc. .......................... 422,022 19,636,684
Realty Income Corp. ....................... 2,079,277 128,832,003
Regency Centers Corp. .................... 403,920 32,208,581
283,111,670
a
Semiconductors & Semiconductor Equipment  —  3 .4%
Amkor Technology, Inc. ..................... 278,277 23,995,826
Analog Devices, Inc. ....................... 1,010,302 401,261,645
Cirrus Logic, Inc.
(a)
........................ 113,380 16,840,331
Enphase Energy, Inc.
(a) (b)
.................... 285,889 14,077,174
Entegris, Inc. ............................ 291,371 52,405,988
First Solar, Inc.
(a)
......................... 215,432 50,833,335
GLOBALFOUNDRIES, Inc. .................. 281,518 23,199,898
Intel Corp.
(a)
............................ 9,768,944 1,364,037,651
MKS, Inc. .............................. 136,215 60,588,432
ON Semiconductor Corp.
(a) (b)
................. 828,495 78,325,917
Onto Innovation, Inc.
(a) (b)
.................... 88,337 33,431,138
Qnity Electronics, Inc. ...................... 466,432 76,173,010
Qorvo, Inc.
(a)
............................ 188,108 17,544,833
QUALCOMM, Inc. ........................ 2,350,275 434,307,317
Skyworks Solutions, Inc. .................... 335,157 22,723,645
Universal Display Corp. .................... 96,064 8,318,182
2,678,064,322
a
Software  —  5 .5%
Adobe, Inc.
(a)
............................ 272,376 55,842,528
Aurora Innovation, Inc. , Class A
(a) (b)
............. 2,688,088 18,332,760
Bentley Systems, Inc. , Class B ................ 290,648 8,687,469
BILL Holdings, Inc.
(a)
....................... 193,170 6,985,027
BitMine Immersion Technologies, Inc.
(b)
.......... 1,258,051 16,744,659
CCC Intelligent Solutions Holdings, Inc.
(a)
......... 1,223,175 6,311,583
Circle Internet Group, Inc. , Class A
(a) (b)
........... 399,188 25,001,144
Docusign, Inc. , Class A
(a) (b)
................... 405,081 17,993,698
Dolby Laboratories, Inc. , Class A .............. 132,773 6,981,204
Dropbox, Inc. , Class A
(a)
.................... 327,259 8,989,805
Dynatrace, Inc.
(a)
......................... 543,963 23,885,415
Elastic N.V.
(a)
............................ 99,112 5,651,366
Fair Isaac Corp.
(a) (b)
....................... 8,979 10,727,930
Figma, Inc. , Class A
(a) (b)
..................... 475,762 8,606,535
Gen Digital, Inc. .......................... 1,090,656 27,146,428
Gitlab, Inc. , Class A
(a)
...................... 318,235 9,715,715
Guidewire Software, Inc.
(a)
................... 89,822 11,052,597
HubSpot, Inc.
(a)
.......................... 12,859 2,346,896
Intuit, Inc. .............................. 412,926 107,773,686
IREN Ltd.
(a) (b)
............................ 632,258 28,913,158
Klaviyo, Inc. , Class A
(a) (b)
.................... 240,384 3,629,798
Microsoft Corp. .......................... 8,275,189 3,086,811,001
Nutanix, Inc. , Class A
(a)
..................... 578,170 29,463,543
Pegasystems, Inc. ........................ 139,686 4,186,389
PTC, Inc.
(a)
............................. 264,875 30,092,449
RingCentral, Inc. , Class A ................... 146,927 5,727,214
Roper Technologies, Inc. .................... 227,520 76,990,493
Rubrik, Inc. , Class A
(a) (b)
..................... 113,041 9,074,932
SailPoint, Inc.
(a) (b)
......................... 134,510 1,969,226
Salesforce, Inc. .......................... 1,770,722 277,401,309
SentinelOne, Inc. , Class A
(a)
.................. 227,758 3,865,053
Strategy, Inc. , Class A
(a) (b)
................... 727,475 63,239,402
Synopsys, Inc.
(a)
......................... 414,963 185,102,545
Trimble, Inc.
(a)
........................... 516,155 26,416,813
Tyler Technologies, Inc.
(a) (b)
.................. 93,852 27,447,956
UiPath, Inc. , Class A
(a) (b)
.................... 890,327 9,677,855
Unity Software, Inc.
(a)
...................... 794,610 22,709,954
Workday, Inc. , Class A
(a)
.................... 422,165 51,681,439
Security Shares Value
a
Software (continued)
Zoom Communications, Inc. , Class A
(a)
.......... 593,482 $ 51,223,431
4,374,400,405
a
Specialized REITs  —  1 .3%
American Tower Corp. ..................... 365,640 59,807,735
Crown Castle, Inc. ........................ 971,076 73,539,585
CubeSmart ............................. 504,884 20,079,237
Digital Realty Trust, Inc. .................... 778,787 139,854,569
EPR Properties .......................... 166,968 9,685,814
Equinix, Inc. ............................ 219,446 228,748,316
Extra Space Storage, Inc. ................... 466,199 67,738,715
Fermi, Inc.
(a)
............................ 458,214 4,197,240
Gaming and Leisure Properties, Inc. ............ 607,304 27,043,247
Iron Mountain, Inc. ........................ 657,951 83,105,791
Lamar Advertising Co. , Class A ............... 147,824 23,057,587
Millrose Properties, Inc. .................... 341,560 10,263,878
National Storage Affiliates Trust ............... 158,930 7,067,617
Public Storage ........................... 311,968 99,302,534
Rayonier, Inc. ........................... 668,996 14,236,235
SBA Communications Corp. , Class A ............ 235,213 41,505,686
VICI Properties, Inc. , Class A ................. 2,413,794 64,086,231
Weyerhaeuser Co. ........................ 1,607,471 38,482,856
1,011,802,873
a
Specialty Retail  —  1 .6%
AutoNation, Inc.
(a)
......................... 54,945 10,208,232
AutoZone, Inc.
(a) (b)
........................ 31,687 101,269,751
Bath & Body Works, Inc. .................... 448,619 10,376,558
Best Buy Co., Inc. ........................ 436,082 33,089,902
CarMax, Inc.
(a)
........................... 315,815 16,703,455
Dick's Sporting Goods, Inc. .................. 140,964 31,972,045
Five Below, Inc.
(a)
......................... 72,759 13,081,341
Floor & Decor Holdings, Inc. , Class A
(a) (b)
......... 237,686 14,109,041
GameStop Corp. , Class A
(a) (b)
................. 914,193 20,185,381
Gap, Inc. (The) .......................... 496,270 9,270,324
Home Depot, Inc. (The) .................... 577,381 203,630,731
Lithia Motors, Inc. , Class A .................. 50,122 14,559,940
Lowe's Companies, Inc. .................... 1,248,976 275,386,718
O'Reilly Automotive, Inc.
(a)
................... 1,848,805 170,256,452
Penske Automotive Group, Inc. ............... 39,401 7,050,809
Ross Stores, Inc. ......................... 90,445 19,251,218
TJX Companies, Inc. (The) .................. 1,339,539 202,940,159
Tractor Supply Co. ........................ 1,173,562 37,096,295
Ulta Beauty, Inc.
(a)
........................ 75,782 34,176,166
Valvoline, Inc.
(a)
.......................... 29,315 1,159,115
Wayfair, Inc. , Class A
(a) (b)
.................... 232,253 21,464,822
Williams-Sonoma, Inc. ..................... 226,114 52,707,173
1,299,945,628
a
Technology Hardware, Storage & Peripherals  —  6 .1%
Apple, Inc. ............................. 14,759,031 4,270,673,210
Dell Technologies, Inc. , Class C ............... 591,183 255,071,817
Everpure, Inc. , Class A
(a)
.................... 95,642 7,535,633
Hewlett Packard Enterprise Co. ............... 2,950,058 133,077,117
HP, Inc. ............................... 2,039,875 44,754,858
IonQ, Inc.
(a)
............................. 819,088 43,624,627
NetApp, Inc. ............................ 283,574 43,885,912
Super Micro Computer, Inc.
(a) (b)
................ 1,118,679 32,810,855
4,831,434,029
a
Textiles, Apparel & Luxury Goods  —  0 .3%
Amer Sports, Inc.
(a)
........................ 346,922 11,739,840
Birkenstock Holding PLC
(a) (b)
................. 77,747 3,345,453
Columbia Sportswear Co. ................... 47,935 2,963,342
Crocs, Inc.
(a)
............................ 107,899 13,016,935

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Textiles, Apparel & Luxury Goods (continued)
Deckers Outdoor Corp.
(a)
.................... 289,616 $ 28,755,973
Lululemon Athletica, Inc.
(a) (b)
.................. 222,656 25,422,862
NIKE, Inc. , Class B ....................... 2,628,344 107,893,521
PVH Corp.
(b)
............................ 101,156 7,511,845
Ralph Lauren Corp. , Class A ................. 30,148 12,101,709
VF Corp. .............................. 783,978 13,076,753
225,828,233
a
Tobacco  —  1 .1%
Altria Group, Inc. ......................... 3,723,479 267,904,314
Philip Morris International, Inc. ................ 3,474,044 628,489,300
896,393,614
a
Trading Companies & Distributors  —  0 .6%
Applied Industrial Technologies, Inc. ............ 82,061 27,748,927
Core & Main, Inc. , Class A
(a)
.................. 418,290 20,182,493
Fastenal Co. ............................ 467,439 22,451,095
Ferguson Enterprises, Inc. ................... 404,572 96,017,073
MSC Industrial Direct Co., Inc. , Class A .......... 101,094 12,025,131
QXO, Inc.
(a) (b)
............................ 1,528,462 26,411,825
SiteOne Landscape Supply, Inc.
(a)
.............. 97,271 11,128,775
Sunbelt Rentals Holdings, Inc.
(b)
............... 915,661 68,500,599
United Rentals, Inc. ....................... 107,017 121,238,489
Watsco, Inc. ............................ 77,371 32,242,817
WESCO International, Inc. ................... 106,165 36,672,576
WW Grainger, Inc. ........................ 13,713 18,655,165
493,274,965
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 433,043 56,979,798
Essential Utilities, Inc. ...................... 632,059 24,214,180
81,193,978
a
Security Shares Value
a
Wireless Telecommunication Services  —  0 .2%
Millicom International Cellular SA
(a)
............. 201,777 $ 18,313,280
T-Mobile U.S., Inc. ........................ 1,085,557 182,080,476
200,393,756
a
Total Common Stocks — 99.8%
(Cost: $ 68,486,969,787 ) .............................. 79,372,785,985
a
Rights
Capital Markets  —  0 .0%
TPG, Inc. (Expires 04/09/29 )
(a) (b)
............... 515,257 5,153
a
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 5,153
Total Long-Term Investments — 99.8%
(Cost: $ 68,486,969,787 ) .............................. 79,372,791,138
a
Short-Term Securities
Money Market Funds  —  1 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(c) (d) (e)
...................... 690,249,661 690,456,736
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(c) (d)
............................ 98,823,113 98,823,113
a
Total Short-Term Securities — 1.0%
(Cost: $ 789,004,199 ) ................................ 789,279,849
Total Investments — 100.8%
(Cost: $ 69,275,973,986 ) .............................. 80,162,070,987
Liabilities in Excess of Other Assets — ( 0 .8 ) % ............... (626,708,027)
Net Assets — 100.0% ................................. $ 79,535,362,960
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
  Shares
Held at
06/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 534,599,944  $ 155,779,534
(a)
$ —  $ 38,059  $ 39,199  $ 690,456,736  690,249,661  $ 442,947
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 98,660,484  162,629
(a)
—  —  —  98,823,113  98,823,113  1,085,491  —
BlackRock, Inc. ... 337,211,109  72,807,976  (82,639,284) 4,887,029  (5,182,580) 327,084,250  340,160  1,952,515  —
$ —  $ 4,925,088  $ (5,143,381)
$ 1,116,364,099
$ 3,480,953  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 1000 Value ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 1000 Value Index ........................................................... 1,447  09/18/26 $ 173,698  $ 1,587,696
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 79,361,382,581  $ 11,403,405  $ —  $ 79,372,785,985
Rights ................................................ —  5,153  —  5,153
Short-Term Securities
Money Market Funds ...................................... 789,279,849  —  —  789,279,849
$ 80,150,662,430  $ 11,408,558  $ —  $ 80,162,070,987
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 1,587,696  $ —  $ —  $ 1,587,696
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust